Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 value per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	26.46
Maximum Aggregate Offering Price	$ 10,584,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,620.41
Offering Note
(1)
Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Financial Institutions, Inc. Second Amended and Restated 2015 Long-Term Incentive Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Financial Institutions, Inc. (the “Company”) pursuant to 17 C.F.R. Section 230.416(a).
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Global Select Market on July 28, 2025.